Condensed Statements of Operations (unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue
Revenue	$ 19,065	$ 18,222	$ 61,607	$ 37,924
Cost of revenue	19,558	17,028	56,312	48,009
Gross profit (loss)	(493)	1,194	5,295	(10,085)
Operating expenses:
Sales and marketing	192,896	159,388	577,969	353,456
Research and development	198,252	290,966	652,657	848,995
General and administrative	770,534	1,184,100	2,524,308	3,406,572
Total operating expenses	1,161,682	1,634,454	3,754,934	4,609,023
(Loss) from operations	(1,162,175)	(1,633,260)	(3,749,640)	(4,619,108)
Other income (expense):
Interest expense	(166,332)	(2,070)	(214,850)	(1,505,477)
Change in value of warrant and derivative liabilities	330,252	0	318,452	0
Other, net	245	2,297	11	602
Total other income (expense)	164,165	227	103,613	(1,504,875)
(Loss) before income taxes	(998,010)	(1,633,033)	(3,646,027)	(6,123,983)
Income tax provision	0	0	0	0
Net (loss)	(998,010)	(1,633,033)	(3,646,027)	(6,123,983)
Dividends accrued for preferred stockholders	0	0	0	(415,523)
Net (loss) allocable to common stockholders	$ (998,010)	$ (1,633,033)	$ (3,646,027)	$ (6,539,506)